JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 99.2%
Aerospace & Defense — 1.2%
Northrop Grumman Corp.	4		1,348
Raytheon Technologies Corp.	5		450

			1,798

Air Freight & Logistics — 0.3%
FedEx Corp.	1		253
United Parcel Service, Inc., Class B	1		233

			486

Airlines — 0.1%
Southwest Airlines Co.*	2		109

Automobiles — 2.2%
General Motors Co.*	3		166
Tesla, Inc.*	4		3,060

			3,226

Banks — 6.3%
Bank of America Corp.	12		525
Fifth Third Bancorp	10		422
SVB Financial Group*	1		454
Truist Financial Corp.	47		2,760
US Bancorp	32		1,898
Wells Fargo & Co.	67		3,118

			9,177

Beverages — 1.6%
Coca-Cola Co. (The)	38		2,015
Constellation Brands, Inc., Class A	1		286

			2,301

Biotechnology — 4.3%
AbbVie, Inc.	28		3,016
Biogen, Inc.*	4		1,127
BioMarin Pharmaceutical, Inc.*	1		103
Neurocrine Biosciences, Inc.*	2		176
Regeneron Pharmaceuticals, Inc.*	3		1,717
Vertex Pharmaceuticals, Inc.*	1		187

			6,326

Building Products — 0.3%
Trane Technologies plc	2		429

Capital Markets — 3.3%
Ameriprise Financial, Inc.	5		1,243
Charles Schwab Corp. (The)	5		329
Morgan Stanley	11		1,075
S&P Global, Inc.	4		1,757
State Street Corp.	6		498

			4,902

Chemicals — 2.5%
DuPont de Nemours, Inc.	3		189
Eastman Chemical Co.	9		932
Linde plc (United Kingdom)	2		519
PPG Industries, Inc.	14		1,961

			3,601

Consumer Finance — 0.3%
Capital One Financial Corp.	3		462

Diversified Financial Services — 0.1%
Voya Financial, Inc.	2		115

Electric Utilities — 3.2%
Entergy Corp.	2		175
NextEra Energy, Inc.	37		2,879
Xcel Energy, Inc.	27		1,701

			4,755

Electrical Equipment — 2.2%
AMETEK, Inc.	1		122
Eaton Corp. plc	21		3,104

			3,226

Entertainment — 0.3%
Endeavor Group Holdings, Inc., Class A*(a)	5		138
Netflix, Inc.*	1		335

			473

Equity Real Estate Investment Trusts (REITs) — 2.8%
Host Hotels & Resorts, Inc.*	15		238
Prologis, Inc.	26		3,249
Sun Communities, Inc.	2		345
Ventas, Inc.	4		203

			4,035

Food Products — 0.2%
Mondelez International, Inc., Class A	4		243

Health Care Equipment & Supplies — 2.6%
Becton Dickinson and Co.	1		227
Boston Scientific Corp.*	41		1,793
Intuitive Surgical, Inc.*	1		950
Medtronic plc	4		478
Zimmer Biomet Holdings, Inc.	2		298

			3,746

Health Care Providers & Services — 2.1%
Centene Corp.*	20		1,275
Cigna Corp.	4		825
UnitedHealth Group, Inc.	2		934

			3,034

Hotels, Restaurants & Leisure — 3.8%
Booking Holdings, Inc.*	—	(b)	282
Hilton Worldwide Holdings, Inc.*	1		82
Marriott International, Inc., Class A*	13		1,899
McDonald’s Corp.	10		2,420
Royal Caribbean Cruises Ltd.*	1		72
Yum! Brands, Inc.	7		860

			5,615

Household Durables — 0.2%
KB Home	3		110
Toll Brothers, Inc.	2		125

			235

Household Products — 0.5%
Procter & Gamble Co. (The)	5		769

Insurance — 1.0%
Chubb Ltd.	3		459
Hartford Financial Services Group, Inc. (The)	2		156

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Progressive Corp. (The)	10		892

			1,507

Interactive Media & Services — 8.2%
Alphabet, Inc., Class A*	3		6,962
Alphabet, Inc., Class C*	1		2,604
Facebook, Inc., Class A*	7		2,225
ZoomInfo Technologies, Inc., Class A*	4		225

			12,016

Internet & Direct Marketing Retail — 5.0%
Amazon.com, Inc.*	2		7,355

IT Services — 5.3%
Affirm Holdings, Inc.*	5		538
FleetCor Technologies, Inc.*	5		1,336
Mastercard, Inc., Class A	15		5,077
Shopify, Inc., Class A (Canada)*	1		865

			7,816

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	1		820

Machinery — 2.6%
Deere & Co.	6		1,995
Dover Corp.	2		315
Ingersoll Rand, Inc.*	10		528
Stanley Black & Decker, Inc.	6		1,013

			3,851

Media — 1.1%
Charter Communications, Inc., Class A*	2		1,098
Comcast Corp., Class A	9		520

			1,618

Multiline Retail — 0.2%
Dollar General Corp.	1		240

Multi-Utilities — 0.1%
CenterPoint Energy, Inc.	9		212

Oil, Gas & Consumable Fuels — 1.2%
Chevron Corp.	3		292
ConocoPhillips	8		516
Diamondback Energy, Inc.	3		282
Pioneer Natural Resources Co.	3		534
TC Energy Corp. (Canada)	4		192

			1,816

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1		250

Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	36		2,151
Eli Lilly & Co.	8		1,817
Johnson & Johnson	2		278
Merck & Co., Inc.	2		150
Organon & Co.	3		97

			4,493

Professional Services — 1.3%
Booz Allen Hamilton Holding Corp.	1		80
Leidos Holdings, Inc.	18		1,766

			1,846

Road & Rail — 2.7%
Lyft, Inc., Class A*	8		440
Norfolk Southern Corp.	14		3,390
Union Pacific Corp.	—	(b)	91

			3,921

Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc.*	15		1,549
Analog Devices, Inc.	22		3,763
ASML Holding NV (Registered), NYRS (Netherlands)	1		1,051
Lam Research Corp.	1		428
NVIDIA Corp.	3		604
NXP Semiconductors NV (China)	12		2,423

			9,818

Software — 9.2%
Ceridian HCM Holding, Inc.*	10		1,140
Intuit, Inc.	1		701
Microsoft Corp.	39		11,105
Oracle Corp.	1		93
salesforce.com, Inc.*	1		192
Workday, Inc., Class A*	1		287

			13,518

Specialty Retail — 3.6%
Best Buy Co., Inc.	—	(b)	48
Lowe’s Cos., Inc.	12		2,478
O’Reilly Automotive, Inc.*	3		1,905
Ross Stores, Inc.	5		545
TJX Cos., Inc. (The)	4		249

			5,225

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	58		8,255
Seagate Technology Holdings plc	5		419

			8,674

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	4		545

Tobacco — 0.2%
Philip Morris International, Inc.	2		223

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	3		339

TOTAL COMMON STOCKS (Cost $83,029)			145,166

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (c) (d) (Cost $328)	328		328

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d) (Cost $114)	114	114

TOTAL SHORT-TERM INVESTMENTS (Cost $442)		442

Total Investments — 99.5% (Cost $83,471)		145,608
Other Assets Less Liabilities — 0.5%		776

Net Assets — 100.0%		146,384

Percentages indicated are based on net assets.

Abbreviations

NYRS	New York Registry Shares

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $111.
(b)	Amount rounds to less than one thousand.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1	12/2021	USD	215	(6)

Abbreviations

USD	United States Dollar

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$145,608	$—	$—	$145,608

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(6)	$—	$—	$(6)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	$—	$3,728	$3,614	$—	$—	$114	114	$—	(c)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b)	338	20,264	20,274	—	—	328	328	—	(c)	—

Total	$338	$23,992	$23,888	$—	$—	$442		$—	(c)	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.